Analysis of performance by segment - Allocation of return (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	[1]	Dec. 31, 2021
Analysis of operating segments
Investment return	$ 9,763	$ (29,380)		$ 3,486
Policyholder returns
Analysis of operating segments
Investment return				3,216
Policyholder returns | Unit-linked
Analysis of operating segments
Investment return				516
Policyholder returns | With-profits business
Analysis of operating segments
Investment return				2,700
Shareholder returns
Analysis of operating segments
Investment return				$ 270

[1]	The Group has adopted IFRS 9, ‘Financial Instruments’ and IFRS 17, ‘Insurance Contracts’ from 1 January 2023 as described in note A2.1. Accordingly, the 2022 comparative results and the related notes have been re-presented from those previously published. The 2021 comparative results and related notes have not been re-presented to the IFRS 9 or IFRS 17 basis and have been shown on an IFRS 4 basis as previously published. Therefore, the 2021 comparative results are not comparable to the 2023 and 2022 results. Refer to note A3.1 for accounting policies that form the basis for the 2021 IFRS 4 disclosures.